Subsequent Events (Notes)	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]
31.  Subsequent Events
On October 30, 2013, the Company entered into a series of agreements with Green Tree Servicing LLC (GTS), a subsidiary of Walter Investment Management Corp., to sell approximately $13,400,000 of UPB of FNMA, FHLMC and private investor mortgage servicing rights, subject to approval by the related agencies or investors and changes in the underlying loan population through the date of transfer. The Company also entered into an agreement with GTS to sell the Company's default servicing platform and related fixed assets, and to sub-service the Company’s Ginnie Mae servicing portfolio with a UPB of approximately $6,900,000. At December 31, 2013 and through the subsequent events date, the Company has not received FNMA approval for the transfer of servicing and thus did not derecognize the MSR. During the first quarter, the Company amended the agreements related to the transaction with GTS in order to allow the closing to be extended past the first quarter, which may be necessary.